CASH FLOW INFORMATION (Details) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investment activities
Investment in kind in other related parties (Note 14)	$ 588,857
Non-monetary contributions in joint ventures (Note 11)	250,000	$ 97,096
Investing activities	$ 838,857	97,096
Non Cash Financing Activities
Parent company investment		10,710,438
Acquisition of control of Semya		$ 10,710,438